Fees Summary	Feb. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 400,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	61,240.00
Total Offset Amount	$ 5,092.20
Narrative Disclosure
Net Fee	$ 56,147.80
Narrative - Max Aggregate Offering Price	$ 400,000,000.00
Final Prospectus	true